KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP      1800 Massachusetts Avenue, N.W.
                                                 Suite 200
                                                 Washington, DC  20036-1221
                                                 202.778.9000
                                                 Fax 202.778.9100
                                                 www.klng.com


                                  July 14, 2005

EDGAR FILING
------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

             Re:  LKCM Funds
                  File Nos. 033-75116 and 811-08352
                  ---------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of the Statement of Additional Information used with respect to the above Registrant does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 25 ("PEA No. 25") to its Registration Statement on Form N-1A and that PEA No. 25 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                        Very truly yours,

                                        /s/ Francine J. Rosenberger

                                        Francine J. Rosenberger



cc:  Jacqui Brownfield
     LKCM Funds